Stockholders' Equity (Details 2) - $ / shares	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding beginning	160,000	160,000
Exercisable beginning	40,000
Granted
Exercised
Forfeited/Cancelled
Outstanding ending	160,000	160,000
Exercisable ending	80,000	40,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding beginning	$ 1.50	$ 1.50
Exercisable beginning	1.50
Granted
Exercised
Forfeited/Cancelled
Outstanding ending	1.50	1.50
Exercisable ending	$ 1.50	$ 1.50